Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation

        The accompanying consolidated financial statements reflect the accounts of the Company and all of its subsidiaries in which a controlling interest is maintained. Investments in equity investees over which the Group has significant influence are accounted for using the equity method. All inter-company balances and transactions have been eliminated in consolidation. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America ("U.S. GAAP").

Use of Estimates

Use of Estimates

        The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used when accounting for amounts recorded in connection with acquisitions, including initial fair value determinations of assets and liabilities and other intangible assets as well as subsequent fair value measurements. Additionally, estimates are used in determining items such as useful lives of property, plant and equipment, write-down of inventories, allowance for doubtful accounts, share-based compensation, impairments of long-lived assets, impairment of other intangible asset and goodwill, taxes on income, tax valuation allowances, revenues and cost accruals from research and development projects. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

        The Group's functional currency is Renminbi ("RMB") but the presentation currency is U.S. dollar ("US$"). The financial statements of the Company's subsidiaries with a functional currency other than the US$ have been translated into the Company's reporting currency, the US$. All assets and liabilities of the subsidiaries are translated using year-end exchange rates and revenues and expenses are translated at average exchange rates for the year. Translation adjustments are reflected in accumulated other comprehensive income/(loss) in shareholders' equity.

        Net foreign currency exchange losses of US$316,000, US$109,000 and US$79,000 were recorded in other expense in the consolidated statements of operations for the years ended December 31, 2017, 2016 and 2015 respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

        The Group considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash and cash equivalents consist primarily of cash on hand and bank deposits and are stated at cost, which approximates fair value.

Short-term Investments	Short-term Investments Short-term investments include deposits placed with banks with original maturities of more than three months but less than one year.
Concentration of Credit Risk

Concentration of Credit Risk

        Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, other receivables and amounts due from related parties.

        The Group places substantially all of its cash and cash equivalents and short-term investments in major financial institutions, which management believes are of high credit quality. The Group has a practice to limit the amount of credit exposure to any particular financial institution.

        The Group has no significant concentration of credit risk. The Group has policies in place to ensure that sales are made to customers with an appropriate credit history and the Group performs periodic credit evaluations of its customers. Normally the Group does not require collateral from trade debtors.

Foreign Currency Risk

Foreign Currency Risk

        The Group's operating transactions and its assets and liabilities are mainly denominated in RMB, which is not freely convertible into foreign currencies. In the PRC, the Group's cash and cash equivalents denominated in RMB are subject to such government controls. The value of the RMB is subject to fluctuations from central government policy changes and international economic and political developments that affect the supply and demand of RMB in the foreign exchange market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People's Bank of China (the "PBOC"). Remittances in currencies other than RMB by the Group in the PRC must be processed through the PBOC or other PRC foreign exchange regulatory bodies which require certain supporting documentation in order to complete the remittance.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

        The fair value of financial instruments that are measured at fair value is determined according to a fair value hierarchy that prioritizes the inputs and assumptions used, and the valuation techniques used. The three levels of the fair value hierarchy are described as follows:

Level 1	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2

Inputs are quoted prices for similar assets or liabilities in active markets; or quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3

Inputs are unobservable inputs based on the Group's assumptions and valuation techniques used to measure assets or liabilities at fair value. The inputs require significant management judgment or estimation.

        The assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of assets and liabilities and their placement within the fair value hierarchy levels.

        The fair value of assets and liabilities is established using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and a fair value hierarchy is established based on the inputs used to measure fair value.

Accounts Receivable

Accounts Receivable

        Accounts receivable are stated at the amount management expects to collect from customers based on their outstanding invoices. Management reviews accounts receivable regularly to determine if any receivable will potentially be uncollectible. Estimates are used to determine the amount of allowance for doubtful accounts necessary to reduce accounts receivable to its estimated net realizable value. The amount of the allowance for doubtful accounts is recognized in the consolidated statements of operations.

Inventories

Inventories

        Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average cost method. The cost of finished goods comprises raw materials, direct labor, other direct costs and related production overheads (based on normal operating capacity). Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. A provision for excess and obsolete inventory will be made based primarily on forecasts of product demand and production requirements. The excess balance determined by this analysis becomes the basis for excess inventory charge and the written-down value of the inventory becomes its cost. Written-down inventory is not written up if market conditions improve.

Property, Plant and Equipment

Property, Plant and Equipment

        Property, plant and equipment consist of buildings, leasehold improvements, plant and equipment, furniture and fixtures, other equipment and motor vehicles. Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the depreciable assets.

Buildings	20 years
Plant and equipment	5-10 years
Furniture and fixtures, other equipment and motor vehicles	4-5 years
Leasehold improvements	Shorter of (a) 5 years or (b) remaining term of lease

        Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the consolidated statements of operations in the year of disposition. Additions and improvements that extend the useful life of an asset are capitalized. Repairs and maintenance costs are expensed as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

        The Group evaluates the recoverability of long-lived assets in accordance with authoritative guidance on accounting for the impairment or disposal of long-lived assets. The Group evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. If such indicators exist, the first step of the impairment test is performed to assess if the carrying value of the net assets exceeds the undiscounted cash flows of the assets. If yes, the second step of the impairment test is performed in order to determine if the carrying value of the net assets exceeds the fair value. If yes, impairment is recognized for the excess.

Leasehold Land

Leasehold Land

        Leasehold land represents fees paid to acquire the right to use the land on which various plants and buildings are situated for a specified period of time from the date the respective right was granted and are stated at cost less accumulated amortization and impairment loss, if any. Amortization is computed using the straight-line basis over the lease period of 50 years.

Goodwill

Goodwill

        Goodwill represents the excess of the purchase price plus fair value of non-controlling interests over the fair value of identifiable assets and liabilities acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on at least an annual basis or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. When performing an evaluation of goodwill impairment, the Group has the option to first assess qualitative factors, such as significant events and changes to expectations and activities that may have occurred since the last impairment evaluation, to determine if it is more likely than not that goodwill might be impaired. If as a result of the qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the quantitative fair value test is performed to determine if the fair value of the reporting unit exceeds its carrying value. No impairment of goodwill occurred in the years presented.

        The Group has adopted Accounting Standards Update ("ASU") 2017-04, Simplifying the Test for Goodwill Impairment, for annual goodwill impairment tests performed on testing dates after January 1, 2017. This guidance removes Step 2 of the goodwill impairment test, which required the estimation of an implied fair value of goodwill in the same manner as the calculation of goodwill upon a business combination. For prior years' annual goodwill impairment tests, the Group determined that the fair values of their reporting units exceeded their carrying values and Step 2 has never been required.

Other Intangible Assets

Other Intangible Assets

        Other intangible assets with finite useful lives are carried at cost less accumulated amortization and impairment loss, if any. Amortization is computed using the straight-line basis over the estimated useful lives of the assets.

Borrowings

Borrowings

        Borrowings are recognized initially at fair value, net of debt issuance costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of debt issuance costs) and the redemption value is recognized in the consolidated statements of operations over the period of the borrowings using the effective interest method.

Ordinary Shares

Ordinary Shares

        The Company's ordinary shares are stated at par value of US$1.00 per ordinary share. The difference between the consideration received, net of issuance cost, and the par value is recorded in additional paid-in capital.

Treasury Shares	Treasury Shares The Group accounts for treasury shares under the cost method. The treasury shares were purchased for the purpose of the LTIP.
Convertible Preferred Shares

Convertible Preferred Shares

        When the Company or its subsidiaries issue preferred shares, the Group assesses whether such instruments should be liabilities, mezzanine equity, or permanent equity classified based on multiple indicators such as redemption features, conversion features, voting rights and other embedded features. Freestanding equity instruments with mandatory redemption requirements, embodying an obligation to repurchase the issuer's equity shares by transferring assets, or certain obligations to issue a variable number of shares, are treated as liability-classified instruments. Equity instruments that are redeemable at the option of the holder or not solely within the Group's control are classified as mezzanine equity of the issuer entity (and redeemable non-controlling interests in the consolidated financial statements of the Group if preferred shares are issued by its subsidiaries). Subsequent measurements of financing instruments are driven by the instruments' balance sheet classification.

        The Group also reviews the terms of each convertible instrument and determines whether the host instrument is more akin to debt or equity based on the economic characteristics and risks in order to evaluate if there were any embedded features which would require bifurcation and separate accounting from the host contract. For embedded conversion features that are not required to be separated, the Group analyzes the accounting conversion price and the Company's share price at the commitment date to identify any beneficial conversion features.

        For any amendment to the terms of the preferred shares not classified as liabilities, the Group assesses whether the amendment is an extinguishment or a modification using the fair value model. The Group considers a significant change in fair value immediately after the amendment to be substantive and to trigger extinguishment. A change in fair value which is not significant immediately after the amendment is considered non-substantive and thus is subject to modification accounting. When preferred shares are extinguished, the difference between the fair value of the consideration transferred to the preferred shareholders and the carrying amount of such preferred shares (net of issuance costs) is treated as a deemed dividend to the preferred shareholders. When preferred shares are modified and such modification results in a value transfer between preferred shareholders and ordinary shareholders, the change in fair value resulting from the amendment is treated as a deemed dividend to or from the preferred shareholders.

Share-Based Compensation

Share-Based Compensation

Share options

        The Group recognizes share-based compensation expense on share options granted to employees and directors based on their estimated grant date fair value using the Polynomial model. This Polynomial pricing model uses various inputs to measure fair value, including estimated market value of the Company's underlying ordinary shares at the grant date, contractual terms, estimated volatility, risk-free interest rates and expected dividend yields. The Group recognizes share-based compensation expense in the consolidated statements of operations on a graded vesting basis over the requisite service period.

        The Group has adopted ASU 2016-09, Improvements to Employee Share-Based Payment Accounting on January 1, 2017. This guidance permitted the Group to make an accounting policy election to account for forfeitures as they occur. The Group has elected to account for forfeitures as they occur and adopted this election using the modified retrospective approach as required with no cumulative effect adjustment. Prior to January 1, 2017, the Group applied an estimated forfeiture rate derived from historical and expected future employee termination behavior.

        Share options are classified as equity-settled awards. Share-based compensation expense, when recognized, is charged to the consolidated statements of operations with the corresponding entry to additional paid-in capital.

LTIP

        The Group recognizes the share-based compensation expense on the LTIP awards based on a fixed or determinable monetary amount on a straight line basis for each annual tranche awarded over the requisite period. For LTIP awards with performance targets, prior to their determination date, the amount of LTIP awards that is expected to vest takes into consideration the achievement of the performance conditions and the extent to which the performance conditions are likely to be met. Performance conditions vary by awards, including targets for shareholder returns, free cash flows, revenues, net profit after taxes and/or the achievement of clinical and regulatory milestones.

        These LTIP awards are classified as liability-settled awards before the determination date (i.e. the date when the achievement of any performance conditions are known), as they settle in a variable number of shares based on a determinable monetary amount, which is determined upon the actual achievement of performance targets. As the extent of achievement of the performance targets is uncertain prior to the determination date, a probability based on management's assessment of the achievement of the performance targets has been assigned to calculate the amount to be recognized as an expense over the requisite period.

        After the determination date or if the LTIP awards have no performance conditions, the LTIP awards are classified as equity-settled awards. If the performance target is achieved, the Group will pay the determined monetary amount to a trustee appointed by the Group (the "Trustee") to purchase ordinary shares of the Company or the equivalent ADS. Any cumulative compensation expense previously recognized as a liability will be transferred to additional paid in capital, as an equity-settled award. If the performance target is not achieved, no ordinary shares or ADS of the Company will be purchased and the amount previously recorded in the liability will be reversed and included in the consolidated statements of operations.

Defined Contribution Plans

Defined Contribution Plans

        The Group's subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the Group's subsidiaries in the PRC to pay the local labor and social welfare authority's monthly contributions at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Group's subsidiaries in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred.

        The Group also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside the PRC. The defined contribution plans are generally funded by the relevant companies and by payments from employees.

        The Group's contributions to defined contribution plans for the years ended December 31, 2017, 2016 and 2015 amounted to US$2,092,000, US$2,286,000 and US$1,653,000 respectively.

Revenue Recognition-Accounting Standard Codification 605

Revenue Recognition—Accounting Standard Codification 605

Sales

        Revenue from sales of goods in the Commercial Platform segment are recognized when goods are delivered and title passes to the customer and there are no further obligations to the customer. Recognition of revenue also requires reasonable assurance of collection of sales proceeds and completion of all performance obligations. Sales discounts are issued to customers as direct discounts at the point-of-sale or indirectly in the form of rebates. Additionally, sales are generally made with a limited right of return under certain conditions. Revenues are recorded net of provisions for sales discounts and returns.

        Revenue from sales of services in the Commercial Platform segment are recognized based on amounts that can be invoiced to the customer. The amount that can be invoiced corresponds directly with the value to the customer for performance completed to date.

Revenues from research and development projects

        The Group recognizes revenue for the performance of services when each of the following four criteria are met: (i) persuasive evidence of an arrangement exists; (ii) services are rendered; (iii) the sales price is fixed or determinable; and (iv) collectability is reasonably assured.

        The Group follows Accounting Standard Codification ("ASC") 605-25, Revenue Recognition—Multiple-Element Arrangements and ASC 808, Collaborative Arrangements, if applicable, to determine the recognition of revenue under the Group's license and collaborative research, development and commercialization agreements. The terms of these agreements generally contain multiple elements, or deliverables, which may include (i) licenses to the Group's intellectual property, (ii) materials and technology, (iii) clinical supply, and/or (iv) participation in joint research or joint steering committees. The payments the Group may receive under these arrangements typically include one or more of the following: non-refundable, upfront license fees; funding of research and/or development efforts; amounts due upon the achievement of specified milestones; and/or royalties on future product sales.

        ASC 605-25 provides guidance relating to the separability of deliverables included in an arrangement into different units of accounting and the allocation of arrangement consideration to the units of accounting. The evaluation of multiple-element arrangements requires management to make judgments about (i) the identification of deliverables, (ii) whether such deliverables are separable from the other aspects of the contractual relationship, (iii) the estimated selling price of each deliverable, and (iv) the expected period of performance for each deliverable.

        To determine the units of accounting under a multiple-element arrangement, management evaluates certain separation criteria, including whether the deliverables have stand-alone value, based on the relevant facts and circumstances for each arrangement. Management then estimates the selling price for each unit of accounting and allocates the arrangement consideration to each unit utilizing the relative selling price method. The Group determines the estimated selling price for deliverables within each agreement using vendor-specific objective evidence ("VSOE") of selling price, if available, or third-party evidence of selling price if VSOE is not available, or the Group's best estimate of selling price, if neither VSOE nor third-party evidence is available. Determining the best estimate of selling price for a deliverable requires significant judgment. The Group typically uses its best estimate of a selling price to estimate the selling price for licenses to development work, since it often does not have VSOE or third-party evidence of selling price for these deliverables. In those circumstances where the Group applies its best estimate of selling price to determine the estimated selling price of a license to development work, it considers market conditions as well as entity-specific factors, including those factors contemplated in negotiating the agreements as well as internally developed estimates that include assumptions related to the market opportunity, estimated development costs, probability of success and the time needed to commercialize a product candidate pursuant to the license. In validating its best estimate of selling price, the Group evaluates whether changes in the key assumptions used to determine its best estimate of selling price will have a significant effect on the allocation of arrangement consideration between deliverables. The Group recognizes consideration allocated to an individual element when all other revenue recognition criteria are met for that element.

        The allocated consideration for each unit of accounting is recognized over the related obligation period in accordance with the applicable revenue recognition criteria.

        If there are deliverables in an arrangement that are not separable from other aspects of the contractual relationship, they are treated as a combined unit of accounting, with the allocated revenue for the combined unit recognized in a manner consistent with the revenue recognition applicable to the final deliverable in the combined unit. Payments received prior to satisfying the relevant revenue recognition criteria are recorded as unearned revenue in the accompanying balance sheets and recognized as revenue when the related revenue recognition criteria are met.

        The Group typically receives non-refundable, upfront payments when licensing the Group's intellectual property, which often occurs in conjunction with a research and development agreement. If management believes that the license to the Group's intellectual property has stand-alone value, the Group generally recognizes revenue attributed to the license upon delivery provided that there are no future performance requirements for use of the license. When management believes that the license to the Group's intellectual property does not have stand-alone value, the Group will recognize revenue attributed to the license ratably over the contractual or estimated performance period. For payments payable on achievement of milestones that do not meet all of the conditions to be considered substantive, the Group recognizes a portion of the payment as revenue when the specific milestone is achieved, and the contingency is removed. Other contingent event-based payments for which payment is either contingent solely upon the passage of time or the result of a collaborator's performance are recognized when earned. The Group's collaboration and license agreements generally include contingent milestone payments related to specified pre-clinical research and development milestones, clinical development milestones, regulatory milestones and sales-based milestones. Pre-clinical research and development milestones are typically payable upon the selection of a compound candidate for the next stage of research and development. Clinical development milestones are typically payable when a product candidate initiates or advances in clinical trial phases or achieves defined clinical events such as proof-of-concept. Regulatory milestones are typically payable upon submission for marketing approval with regulatory authorities or upon receipt of actual marketing approvals for a compound, approvals for additional indications, or upon the first commercial sale. Sales-based milestones are typically payable when annual sales reach specified levels.

        At the inception of each arrangement that includes milestone payments, the Group evaluates whether each milestone is substantive and at risk to both parties on the basis of the contingent nature of the milestone. This evaluation includes an assessment of whether (a) the consideration is commensurate with either (i) the entity's performance to achieve the milestone or (ii) the enhancement of the value of the delivered item(s) as a result of a specific outcome resulting from the entity's performance to achieve the milestone; (b) the consideration relates solely to past performance; and (c) the consideration is reasonable relative to all of the deliverables and payment terms within the arrangement. The Group evaluates factors such as the scientific, regulatory, commercial and other risks that must be overcome to achieve the respective milestone, the level of effort and investment required to achieve the respective milestone and whether the milestone consideration is reasonable relative to all deliverables and payment terms in the arrangement in making this assessment.

Research and Development Expenses

Research and Development Expenses

        Research and development expenses consist primarily of salaries and benefits, share-based compensation, materials and supplies, contracted research, consulting arrangements and other expenses incurred to sustain the Group's research and development programs. Research and development costs are expensed as incurred.

Government Incentives

Government Incentives

        Incentives from governments are recognized at their fair values. Government incentives that are received in advance are deferred and recognized in the consolidated statements of operations over the period necessary to match them with the costs that they are intended to compensate. Government incentives in relation to the achievement of stages of research and development projects are recognized in the consolidated statements of operations when amounts have been received and all attached conditions have been met. Non-refundable incentives received without any further obligations or conditions attached are recognized immediately in the consolidated statements of operations.

Operating Leases

Operating Leases

        Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the period of the leases.

        Total operating lease rentals for buildings for the years ended December 31, 2017, 2016 and 2015 amounted to US$2,285,000, US$1,838,000 and US$1,426,000 respectively. Sub-lease rentals for the years ended December 31, 2017, 2016 and 2015 amounted to US$274,000, US$228,000 and US$229,000 respectively.

Interest Income	Interest Income Interest generated from cash and cash equivalents and short-term investments is recorded over the period earned. It is measured based on the actual amount of interest the Group earns.
Income Taxes

Income Taxes

        The Group accounts for income taxes under the liability method. Under the liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the income tax rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that some of the net deferred income tax asset will not be realized.

        The Group accounts for an uncertain tax position in the consolidated financial statements only if it is more likely than not that the position is sustainable based on its technical merits and consideration of the relevant tax authority's widely understood administrative practices and precedents. If the recognition threshold is met, the Group records the largest amount of tax benefit that is greater than 50 percent likely to be realized upon ultimate settlement.

Comprehensive (Loss)/Income

Comprehensive (Loss)/Income

        Comprehensive (loss)/income is defined as the change in equity of a business enterprise during a period from transactions, and other events and circumstances from non-owner sources, and currently consists of net (loss)/income and foreign currency translation gain/(loss) related to the Company's subsidiaries.

(Losses)/Earnings per Share

(Losses)/Earnings per Share

        Basic (losses)/earnings per share is computed by dividing net (loss)/income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Weighted average number of ordinary shares outstanding during the period excludes treasury shares. In addition, periodic accretion on preferred shares of Hutchison MediPharma Holdings Limited ("HMHL") (Note 16) is recorded as a deduction to consolidated net (loss)/income to arrive at net (loss)/income attributable to ordinary shareholders of the Company for purposes of calculating the consolidated basic (losses)/earnings per share.

        Diluted (losses)/earnings per share is computed by dividing net (loss)/income attributable to ordinary shareholders by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents include ordinary shares and treasury shares issuable upon the exercise or settlement of share-based awards issued by the Company using the treasury stock method. In determining the impact from share-based awards and convertible preferred shares issued by HMHL, the Company first calculates the diluted earnings per share at HMHL and includes in the numerator of consolidated (losses)/earnings per share the amount based on the diluted earnings per share of HMHL multiplied by the number of shares owned by the Company. The computation of diluted (losses)/earnings per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect.

Segment Reporting

Segment Reporting

        Operating segments are reported in a manner consistent with the internal reporting provided to the chief executive officer who is the Group's chief operating decision maker. The chief operating decision maker reviews the Group's internal reporting in order to assess performance and allocate resources and determined that the Group's reportable segments are as disclosed in Note 25.

Discontinued Operations

Discontinued Operations

        A discontinued operation is a component of the Group's business, the operations and cash flows of which can be clearly distinguished from the rest of the Group and which represents a separate major line of business or geographic area of operations, or is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations, or is a subsidiary acquired exclusively with a view to resale. When an operation is classified as discontinued, a single amount is presented in the statements of operations, which comprises the post tax profit or loss of the discontinued operation.

Profit Appropriation and Statutory Reserves

Profit Appropriation and Statutory Reserves

        The Group's subsidiaries and equity investees established in the PRC are required to make appropriations to certain non-distributable reserve funds.

        In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group's subsidiaries and equity investees registered as wholly-owned foreign enterprise have to make appropriations from its after-tax profit (as determined under generally accepted accounting principles in the PRC ("PRC GAAP") to reserve funds including general reserve fund, the enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriation to the enterprise expansion fund and staff bonus and welfare fund is made at the company's discretion.

        The use of the general reserve fund, enterprise expansion fund, statutory surplus reserve and discretionary surplus fund are restricted to the offsetting of losses or increases the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. All these reserves are not allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

        In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09"), to clarify the principles of recognizing revenue and create common revenue recognition guidance for U.S. GAAP and International Financial Reporting Standards. An entity has the option to apply the provisions of ASU 2014-09 either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application. ASU 2014-09 is effective for fiscal years and interim periods within those years beginning after December 15, 2017, and early adoption is permitted but not earlier than the original effective date of December 15, 2016. The new standard supersedes U.S. GAAP guidance on revenue recognition and requires the use of more estimates, judgements and additional disclosures.

        The Group will adopt the new standard using the modified retrospective method on January 1, 2018 and has assessed the impact on revenue from customers. The Group's revenue from contracts with customers comprises of research and development projects in its Innovation Platform and sales of goods and services in its Commercial Platform operating segments. The Group expects the changes from applying the new guidance will primarily impact the Innovation Platform.

        Innovation Platform—The Group has reviewed its research and development contracts and identified two contracts related to the Group's license and collaboration arrangements that will be impacted by the application of ASU 2014-09. The license and collaboration arrangements contain multiple performance obligations: (1) the license to the drug compound and (2) the research and development services for each specified treatment indication. The transaction price includes fixed and variable consideration in the form of upfront payment, research and development costs reimbursements, contingent milestone payments and sales-based royalties. The allocation of the transaction price to each performance obligation is based on the relative standalone selling price of each performance obligation. The Group has determined that control of the license to the drug compound was transferred as of the inception date of the collaboration agreements and consequently, amounts allocated to this performance obligation are recognized at a point in time. Conversely, control of the research and development services for each specified indication is transferred over time and amounts allocated to these performance obligations are recognized over time using cost inputs as a measure of progress. In addition, royalty revenues will be recognized as future sales occur as they meet the requirements for the sales-usage based royalty exception. The Group expects US$1.1 million deferral of revenue as a cumulative adjustment to opening accumulated loss upon adoption.

        Commercial Platform—For sales of goods and services, the Group has applied a portfolio approach to aggregate contracts into portfolios whose performance obligations do not differ materially from each other. In its assessment of each portfolio, the Group has assessed the contracts under the new five-step model and does not expect a significant impact to the timing or amount of revenue recognition under the new guidance. Control of the goods passes to the customer when the goods are delivered, which matches the timing of revenue recognition under the Group's existing accounting policy.

        The Group has applied updates to the new guidance in its assessment including ASU 2016-08, Principal versus Agent Considerations, ASU 2016-10, Identifying Performance Obligations and Licensing.

        In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) ("ASU 2016-02"). The core principle of ASU 2016-02 is that a lessee should recognize the assets and liabilities that arise from leases. A lessee should recognize in the balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. ASU 2016-02 is effective for fiscal years and interim periods within those years beginning after December 15, 2018. The Group expects to adopt the new standard using the modified retrospective method on January 1, 2019 with a retrospective adjustment to comparable periods presented starting from January 1, 2017. The Group is currently determining the potential impact ASU 2016-02 will have on the Group's consolidated financial statements.

        In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business ("ASU 2017-01"), which revises the definition of a business. To be considered a business, an acquisition would have to include an input and a substantive process that together significantly contribute to the ability to create outputs. To be a business without outputs, there will now need to be an organized workforce. ASU 2017-01 is effective for fiscal years and interim periods within those years beginning after December 15, 2018. The Group currently does not expect ASU 2017-01 to have a material impact on the Group's consolidated financial statements, but will apply the guidance upon adoption to business acquisitions, disposals and segment changes, if any.

        In May 2017, the FASB issued ASU 2017-09, Scope of Modification Accounting (Topic 718) ("ASU 2017-09"), which provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under share-based payment accounting. The guidance clarifies that no new measurement date will be required if there is no change to the fair value, vesting conditions, and classification, and in effect simplifies the accounting for non-substantive changes to share-based payment awards. ASU 2017-09 is effective for fiscal years and interim periods within those years beginning after December 15, 2017. The Group shall apply the guidance upon adoption to share-based payment modifications, if any.

        Other amendments that have been issued by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Group's consolidated financial statements upon adoption.